Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Abstract]
Software	$ 7,695,000	$ 7,000,000
Accumulated amortization	(5,269,306)	(2,916,667)
Intangible assets, net	$ 2,425,694	$ 4,083,333